Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net loss	$ (649,643)	$ (1,876,684)	$ (3,538,103)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	13,659	2,571	2,004
Adjustment to acquisition contingency			718
Bad debt expense		11,000
Issuance of common stock for services	62,526	673,617	1,005,656
Expenses paid directly by majority shareholder		87,410	40,000
Operating lease expense		55,079	156,720
Amortization of debt discounts			462,963
Forgiveness of PPP Loan		(329,018)
Change in value of derivative liability			126,623
Equity loss in investment		835,462	818,611
Changes in operating assets and liabilities:
Accounts receivable	82,541	80,625	305,101
Inventories	58,971	(474,625)	(219,437)
Prepaid expenses and other current assets	(713)		(1,000)
Accounts payable	(29,224)	30,882	(5,828)
Accounts payable - related parties	42,000	128,500
Accrued liabilities	51,610	322,203	20,345
Accrued compensation - officers	45,000	160,000	180,000
Customer deposits	(15,591)	(92,969)	188,198
Operating lease liability		(55,079)	(156,720)
Net cash used in operating activities	(338,864)	(441,026)	(614,149)
INVESTING ACTIVITIES
Purchase of property and equipment	(12,629)	(6,446)
Payment of acquisition deposit		(15,000)
Cash paid for investment			(235,000)
Net cash used in investing activities	(12,629)	(21,446)	(235,000)
FINANCING ACTIVITIES
Net borrowings (repayments) under lines of credit	(2,662)	119,600	(6,123)
Proceeds from sale of common stock		100,000
Proceeds from issuance of note payable		221,431	107,587
Repayments for note payable	(5,307)	(4,546)	(16,470)
Proceeds from note payable to shareholder	179,000	608,010	520,600
Repayments for note payable to shareholder		(563,010)	(616,801)
Net cash provided by (used in) financing activities	171,031	481,485	(11,207)
NET INCREASE (DECREASE) IN CASH	(180,462)	19,013	(860,356)
CASH
Beginning of period	246,317	227,304	1,087,660
End of period	65,855	246,317	227,304
Supplemental disclosures of cash flow information
Taxes paid
Interest paid	3,417	11,001	16,993
Non-Cash investing and financing activities
Reclassification of acquisition contingency to accounts payable			11,312
Common shares issued for future services		135,859
Deemed dividend on down round provision		52,861
Common stock issued for conversion of convertible debenture and accrued interest			532,812
Common stock issued for services
Common stock issued for investment			601,227
Relief of derivative liability			$ 545,404